Share-based Compensation - Summary of Weighted-Average Assumptions Used in Black-Scholes Option Pricing Model (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Expected term (in years)	6 years 7 days	6 years 14 days
Expected volatility	72.81%	69.74%
Expected dividend yield	0.00%	0.00%
Risk free interest rate	3.53%	2.00%
Fair value of underlying ordinary shares	$ 1.19	$ 3.06